SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Recoverability of Real Estate Assets) (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) Property	Jun. 30, 2019 USD ($) Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Tenant
Real Estate [Line Items]
Impairment of real estate assets | $	$ 15,507	$ 33,155	$ 72,939	$ 32,975	$ 2,855
Impairment of real estate, number of properties					4
Real estate held for sale in next 24 months | $			$ 1,700,000
Number of tenants that filed bankruptcy | Tenant					2
Revised Expected Holding Properties
Real Estate [Line Items]
Impairment of real estate, number of properties | Property	9	13	27	20
Vacant
Real Estate [Line Items]
Impairment of real estate, number of properties | Property	1		7	2